Document and Entity Information	Mar. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604464
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	ATARA BIOTHERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36548
Entity Tax Identification Number	46-0920988
Entity Address, Address Line One	2380 Conejo Spectrum Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	623-4211
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ATRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false